UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

               Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment                    [X] Amendment Number: 1
This Amendment (Check only one.)           [_] is restatement.
                                           [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Straus Capital Management, L.L.C.
Address: 320 Park Avenue
         New York, New York 10022

13F File Number: 028-04115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of reporting Manager:

Name:  Melville Straus
Title: Managing Member
Phone: (212) 476-9177


Signature, Place, and Date of Signing:


 /s/ Melville Straus             New York, New York            February 23, 2011
-----------------------    -------------------------      ----------------------
 [Signature]                    [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           1

Form 13F Information Table Entry Total:                      1

Form 13F Information Table Value Total (in $1,000's):   $3,554

List of Other Included Managers:

No.    Form 13F File Number         Name
----   --------------------         --------------------------------------
1.       028-12305                  Straus-GEPT Partners LP


                                                    FORM 13F INFORMATION TABLE
                                                     OWNERSHIP DETAILS OF LSR



COLUMN 1                      COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7      COLUMN 8

                               TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER               OF CLASS     CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION     MANAGERS    SOLE   SHARED   NONE
LIFE SCIENCES RESH INC       COM        532169109   $3,554     500,631  SH        SHARED-DEFINED     1        500,631






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